New Accounting Pronouncements	12 Months Ended
Jan. 31, 2025
New Accounting Pronouncements

3. New Accounting Pronouncements

The following new accounting standards and interpretations will be adopted by the Company subsequent to January 31, 2025.

(a)	IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which will replace IAS 1 Presentation of Financial Statements. IFRS 18 will establish a revised structure for the consolidated statements of comprehensive income and improve comparability across entities and reporting periods. IFRS 18 is effective for annual periods beginning on or after January 1, 2027, with early adoption permitted. The new standard is required to be adopted retroactively, with certain transition provisions. The Company is evaluating the impact of adopting IFRS 18 on the consolidated financial statements.

(b)	IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosures

In May 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures, to provide further guidance on the timing of recognition and derecognition of financial instruments at settlement date, except for regular way purchases or sales of financial assets, and certain financial liabilities meeting conditions for a new exception which permits companies to elect to derecognize certain financial liabilities settled via electronic payment systems earlier than the settlement date. Additional guidance was also provided on assessing whether a financial asset meets the solely payments of principal and interest criterion, and issued new disclosure requirements. This amendment is effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The Company is evaluating the impact of the standard on the Company's consolidated financial statements.

The following new accounting standards and interpretations were adopted by the Company at February 1, 2024.

(c)	IAS 1 – Presentation of Financial Statements

IAS 1 has been amended to modify the requirements introduced by Classification of Liabilities as Current or Non-current on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances.  Only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.

The amendments are to be applied retrospectively and are effective for annual periods beginning on or after January 1, 2024.  The amendments resulted in a classification of convertible debentures and warrant liabilities as current liabilities as at January 31, 2025 and 2024.